PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Municipal Bonds 97.8%
Alameda Corridor Trans. Auth. Rev., Sr. Lien, Series A, AGM	5.000%	10/01/43	1,000	$1,141,815
Anaheim Pub. Fing. Auth. Rev., Cap. Apprec., Pub. Impts. Proj., Sub. Series C, AGM, ETM(ee)	3.374(t)	09/01/36	1,500	1,012,159
Bay Area Toll Auth. Rev.,
San Francisco Bay Area, Series B, Rfdg. (Mandatory put date 04/01/25)	2.850(cc)	04/01/47	1,000	999,940
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	718,923

Beaumont Unif. Sch. Dist., Cap. Apprec., Election 2008, Series C, GO, AGM	4.050(t)	08/01/40	2,365	1,261,536
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	2,500	2,532,792
Green Bond, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,000	1,060,213
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	1,905	1,932,756
Green Bond, Series B-1 (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	3,825	3,891,759
Green Bond, Series B-2 (Mandatory put date 08/01/31)	3.630(cc)	02/01/52	1,120	1,063,295
Green Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	2,150	2,298,061
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/32)	5.000(cc)	08/01/55	1,000	1,081,919
Sustainable Bonds, Clean Energy Proj., Series E (Mandatory put date 09/01/32)	5.000(cc)	02/01/55	1,000	1,086,229
Sustainable Bonds, Clean Energy Proj., Series E-1 (Mandatory put date 03/01/31)	5.000(cc)	02/01/54	1,000	1,074,666
Sustainable Bonds, Clean Energy Proj., Series F (Mandatory put date 11/01/32)	5.000(cc)	02/01/55	1,500	1,636,571
Sustainable Bonds, Clean Energy Proj., Series G-1 (Mandatory put date 04/01/30)	5.250(cc)	11/01/54	2,000	2,153,076
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	635	673,058
Sr. Series A, Rfdg.	5.000	06/01/25	875	881,141
Sr. Series A, Rfdg.	5.000	06/01/26	1,220	1,250,877
Sr. Series A, Rfdg.	5.000	06/01/29	1,475	1,586,532
Sr. Series A, Rfdg.	5.000	06/01/31	1,885	2,048,337

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg. (Pre-refunded date 04/01/26)(ee)	5.000	10/01/49	2,085	2,150,608
California Enterprise Dev. Auth. Rev.,
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/39	650	722,240
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/45	1,000	1,081,177
Riverside Cnty., Mead Valley Wellness Vlg. Proj., Series B	5.500	11/01/59	1,000	1,062,473
California Hlth. Facs. Fing. Auth. Rev.,
Adventist Hlth. Sys. West, Series A	5.250	12/01/42	1,000	1,111,422

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Cedars Sinai Med. Ctr., Rfdg.	5.000%	11/15/25	1,565	$1,599,228
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,135,105
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	543,242
Children’s Hosp. of Orange Cnty., Series B (Mandatory put date 05/01/31)	5.000(cc)	11/01/54	1,500	1,691,430
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	2,275	2,524,888
Initial Entrance Fees, Series A	3.850	11/15/27	500	501,604
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	4,365	4,828,571
Lucile Salter Packard Chil, Rfdg.	5.000	05/15/25	1,000	1,009,113
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	330,289
Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	1,375	1,434,382
Rfdg. (Pre-refunded date 10/01/25)(ee)	5.000(cc)	10/01/39	1,225	1,247,959
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	3,150	3,147,067
Sutter Hlth., Series A	5.000	11/15/30	500	530,463
Sutter Hlth., Series A	5.000	11/15/36	2,085	2,202,149
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	885	935,356
California Hsg. Fin. Agcy. Rev.,
Shoreview Apts., Series T	3.750	07/01/34	1,000	1,006,595
SISAL Apts.	3.700	11/01/37	1,000	991,367
Sustainable Bond, All Hallows Apts., Series U	3.650	09/01/34	1,000	1,000,947
Sustainable Bond, LA Salle Apts., Series V	3.650	09/01/34	1,000	1,000,953
California Infrast. & Econ. Dev. Bank Rev.,
Academy of Motion Picture Arts & Sciences Oblig., Series A, Rfdg.	4.000	11/01/41	1,000	1,057,802
Sustainability Bonds, Calif. Academy of Sciences, Series A, Rfdg.	3.250	08/01/29	2,000	2,013,971
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	270	268,292
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	1,000	1,064,739
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	817,054
Eskaton Properties, Inc. Oblig. Grp., Rfdg.	5.000	11/15/44	1,250	1,357,389
Green Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	1,046,428
Humangood Calif. Oblig. Grp.	4.000	10/01/46	1,000	954,756
Orange Cnty. Civic Ctr. Infrast. Program Phase 2	5.000	06/01/43	1,500	1,596,637
Republic Svcs. Inc. Proj., Series A, Rfdg., AMT (Mandatory put date 04/01/25)	3.800(cc)	07/01/41	1,000	995,031
South Central Los Angeles Regl. Ctr. Proj., Rfdg.	4.000	12/01/43	300	297,932
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/25	285	288,196
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/26	1,385	1,405,693
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/28	1,000	1,036,791
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	320	329,881
St. Ignatius Clg. Prep. Sch., Series A	5.000	09/01/49	1,000	1,108,159
Temps, 85 Aldersly Proj., Series B-1	4.000	11/15/28	595	595,175
Temps, Calif. Oblig. Grp. Proj., Series B-1, Rfdg.	5.750	04/01/30	1,000	994,277
Temps, St. Mary’s Sch., Aliso Viejo, Series B	4.650	05/01/30	1,045	1,064,497
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	786,319
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,991,350
Waste Mgmt. Inc. Proj., Rmkt., AMT (Mandatory put date 12/02/24)	3.950(cc)	10/01/45	1,000	1,000,000

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Muni. Fin. Auth. Rev., (cont’d.)
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 03/03/25)	4.125%(cc)	11/01/46	500	$500,404
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 10/01/25)	4.125(cc)	10/01/41	1,000	1,002,108
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Corp. Proj., Series 2020, Rmkt., Rfdg. (Mandatory put date 09/01/28)	3.700(cc)	08/01/40	1,000	1,026,969
Green Bond, Calplant I Proj., AMT, 144A^	7.000	07/01/22(d)	250	40,000
Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	500	80,000
California Pub. Fin. Auth. Rev.,
PIH Hlth., Series A, Rfdg.	5.000	06/01/25	875	881,554
PIH Hlth., Series A, Rfdg.	5.000	06/01/26	500	513,368
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,004,769
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	300,372
Green Dot Pub. Sch. Proj., Series A, 144A	4.000	08/01/25	150	150,180
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	691,006
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	650	688,516
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,049,163
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,540,229
California St.,
Bid Grp. C, GO	4.000	09/01/25	1,500	1,512,070
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	500	494,845
GO, Rfdg.	3.250	04/01/45	1,000	900,907
GO, Rfdg.	4.000	09/01/26	1,500	1,533,472
GO, Rfdg.	4.000	09/01/34	1,000	1,092,444
GO, Rfdg.	5.000	03/01/26	1,000	1,004,130
GO, Rfdg.	5.000	11/01/26	2,075	2,165,449
GO, Rfdg.	5.000	08/01/28	2,425	2,559,517
GO, Rfdg.	5.000	09/01/28	2,005	2,174,452
GO, Rfdg.	5.000	04/01/33	1,000	1,088,539
GO, Rfdg.	5.000	08/01/34	500	590,938
GO, Rfdg.	5.000	08/01/39	4,200	4,896,644
GO, Rfdg.	5.000	10/01/42	1,000	1,131,033
GO, Rfdg.	5.000	09/01/44	1,905	2,159,083
GO, Rfdg.	5.000	08/01/46	2,000	2,059,115
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,723,836
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,008
Var. Purp., GO	3.000	03/01/28	2,000	2,023,995
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,601,482
Var. Purp., GO, Rfdg., BAM, TCRs	5.000	09/01/35	1,000	1,031,084
California St. Pub. Wks. Brd. Lease Rev.,
May Lee St. Off. Complex, Series A	5.000	04/01/34	800	944,098
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	176,101
Various Capital Proj., Series C, Rfdg.	5.000	09/01/39	1,000	1,161,979
California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	700,424
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,044,760
Front Porch Cmnty. Svcs., Series A, Rfdg.	5.000	04/01/33	1,520	1,633,749
John Muir Hlth., Series A, Rfdg.	5.250	12/01/42	1,250	1,458,622
Loma Linda Univ. Med. Ctr. Series A, Rfdg.	5.500	12/01/54	1,585	1,585,988
Odd Fellows Home of Cali. Proj., Series A, Rfdg.	4.000	04/01/43	1,000	1,025,076
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,833,758
Southern Calif. Edison Co., Series D, Rmkt., Rfdg.	4.500	11/01/33	1,100	1,173,944

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Coast Cmnty. Clg. Dist., CABS, GO, Rfdg. (Pre-refunded date 08/15/25)(ee)	2.676%(t)	08/01/35	1,600	$1,017,079
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	501,200
Freddie Mac Multifamily Cert. Rev.,
Series ML-18, Class XCA	1.506(cc)	09/25/37	9,806	1,018,730
Sustainability Bonds, Series ML-25, Class XCA	3.542(cc)	11/25/38	1,499	1,439,432

Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bonds, Series ML-13, Class XCA	0.963(cc)	07/25/36	16,334	868,902
Golden St. Tob. Secur. Corp. Rev., Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,178,680
Guam Govt. Waterworks Auth. Rev., Series A, Rfdg.	5.000	07/01/43	650	705,719
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	745	785,632
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	320	320,645
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,725	3,033,100
Series A	5.500	11/15/30	1,475	1,632,204
Series A	5.500	11/15/32	440	496,649
Los Angeles Calif. Dept. Arpts. Rev.,
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,141,212
Series D, AMT	5.000	05/15/26	1,100	1,106,836
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.000	05/15/29	1,000	1,081,153
Sub. Series A, Rfdg., AMT	4.000	05/15/44	1,000	976,042
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,331,154
Unrefunded, Sub. Series D, Rfdg., AMT	5.000	05/15/35	1,530	1,661,350

Los Angeles Cnty. Rev., TRANS	5.000	06/30/25	2,000	2,024,952
Los Angeles Dept. Arpts. Rev.,
Series A, AMT	5.250	05/15/48	1,000	1,036,417
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.500	05/15/37	1,100	1,237,356

Los Angeles Dept. of Wtr. & Pwr. Rev., Series D	5.250	07/01/54	1,000	1,139,972
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series B, Rfdg.	5.000	07/01/43	1,115	1,192,001
Los Angeles Hsg. Auth. Rev., One San Pedro Phase I, Series B (Mandatory put date 02/01/28)	3.250(cc)	02/01/29	700	701,336
Los Angeles Rev., TRANS	5.000	06/26/25	3,000	3,036,287
Los Angeles Unif. Sch. Dist.,
Series A, GO, Rfdg.	5.000	07/01/25	2,410	2,441,021
Series A, GO, Rfdg.	5.000	07/01/34	1,000	1,206,226

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,295,835
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,225	1,319,011
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,500	1,590,144

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000%	05/01/39	980	$1,005,409
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,166,415
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,536,661

Patterson Pub. Fing. Auth., Spl. Tax, Rfdg., AGM	5.000	09/01/39	750	843,375
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.945(t)	08/01/26	1,585	1,509,367
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,806,772

Port of Los Angeles Rev., Series A-1, Rfdg., AMT	5.000	08/01/35	2,000	2,261,112
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	784,659
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	2,345	2,479,309
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	1,215	1,305,262
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/28	30	31,829
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/29	5	5,375

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,008,594
Puerto Rico Comnwlth.,
Restructured, Series A-1, GO	5.375	07/01/25	1,000	1,011,204
Restructured, Series A-1, GO	5.750	07/01/31	625	692,915

Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Terminal Proj., Series 2023, A-1, P3 Proj., AMT	6.750	01/01/45	1,000	1,194,208
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	2,100	2,244,617
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/33	1,335	1,422,752
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.798(t)	07/01/33	2,280	1,650,366
Series A-1, CABS	3.448(t)	07/01/27	2,839	2,598,568

Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000	09/01/32	450	450,536
Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	192,271
Riverside Cnty. Pub. Fing. Auth., Redev. Proj. Area No.1, Desert Cmntys., Tax Alloc., Series A, Rfdg. AGM	5.000	10/01/34	1,000	1,168,433
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,023,159
Riverside Cnty. Rev.,
Teeter Plan Oblig., Series A, Rfdg.	3.000	10/17/25	1,000	999,256
TRANS	5.000	06/30/25	2,000	2,023,718
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	302,497
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	1,165	1,171,886

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000%	09/01/40	1,085	$1,103,583
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/34	1,000	1,086,444
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,066,757
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,489,627

San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,013,729
San Diego Unif. Sch. Dist.,
Election of 2008, Series SR-4C, GO, Rfdg.(hh)	5.000	07/01/34	1,000	1,195,636
Election of 2012, Series ZR-5C, GO, Rfdg.(hh)	5.000	07/01/40	1,000	1,166,756

San Diego Unif. Sch. Dist. Rev., TRANS, Series A	5.000	06/30/25	1,000	1,012,816
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	411,739
2nd Series A, Rfdg., AMT	5.250	05/01/41	1,000	1,114,462
2nd Series C, Rfdg., AMT	5.500	05/01/39	1,000	1,142,456
Series D, Rfdg., AMT	5.000	05/01/26	1,980	2,030,493
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	2,330	2,431,489

San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax	6.500	09/01/25	420	420,740
Sanger Unif. Sch. Dist., Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	85	85,074
Santa Clara Elec. Rev., Silicon Valley Pwr., Series A	5.000	07/01/42	2,500	2,893,824
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	2.902(t)	08/01/29	1,250	1,092,554
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	2.780(t)	08/01/28	1,055	953,279
Southern Calif. Pub. Pwr. Auth. Rev., Clean Energy Proj., Series A (Mandatory put date 09/01/30)	5.000(cc)	04/01/55	2,000	2,134,957
Southern Calif. Tob. Secur. Auth. Rev., San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,880	1,893,584
Territory of Guam. Rev., Series F, Rfdg.	5.000	01/01/31	1,525	1,635,654
Univ. of California Reg. Med. Ctr. Rev.,
Series L, Rfdg.	5.000	05/15/28	1,000	1,031,547
Series P	5.000	05/15/36	1,725	1,979,064
Univ. of California Rev.,
Series BE, Rfdg.	5.000	05/15/41	1,195	1,325,934
Series BS, Rfdg.	5.000	05/15/43	1,000	1,150,373
Series BW, Rfdg.	5.000	05/15/40	1,000	1,170,564

Vernon Elec. Sys. Rev., Series A	5.000	04/01/28	2,150	2,280,016

Total Municipal Bonds (cost $251,564,587)				251,919,785

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k) 0.1%
U.S. Treasury Notes (cost $222,801)	3.500%	09/30/26	225	$222,275

Total Long-Term Investments (cost $251,787,388)				252,142,060

Short-Term Investment 2.1%

	Shares
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,276,320)(wb)		5,276,320	5,276,320

TOTAL INVESTMENTS 100.0% (cost $257,063,708)				257,418,380
Other assets in excess of liabilities(z) 0.0%				11,587

Net Assets 100.0%				$257,429,967

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts
TRANS—Tax and Revenue Anticipation Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $120,000 and 0.0% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	2 Year U.S. Treasury Notes	Mar. 2025	$206,109	$(594)
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	127,188	(4,283)
				$(4,877)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).